FIRST INVESTORS NEW YORK INSURED TAX FREE FUND, INC.
95 Wall Street
New York, New York 10005
(212) 858-8126


                                       May 3, 2000

VIA EDGAR
---------

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

                  Re:  First Investors New York Insured
                       Tax Free Fund, Inc.
                       File Nos.  2-86489 and 811-3843
                       -------------------------------

Gentlemen:

         Pursuant to Rule 497(j) of the Securities Act of 1933, as amended (the "Act"), First Investors New York Insured Tax Free Fund, Inc. (the "Fund") hereby certifies:

         (1) The form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) of the Act would not have differed from that contained in Post-Effective Amendment No. 21 to the Fund's Registration Statement, the most recent Post-Effective Amendment filed with the Commission; and

         (2)  The  text  of   Post-Effective   Amendment   No.   21  was   filed
electronically with the Commission.

                                       Very truly yours,

                                       FIRST INVESTORS NEW YORK INSURED
                                       TAX FREE FUND, INC.


                                       By: /s/ C. Durso
                                           -------------
                                           C. Durso, Vice President